NOTE 13 - RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	May 02, 2019	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2021
Related Party Transaction [Line Items]
Allowance for Loan and Lease Losses, Write-offs									$ 10,148
Proceeds from Collection of (Payments to Fund) Long-Term Loans to Related Parties									226	$ 2,088
Due from Related Parties		$ 375,955					$ 375,955		424,086	221,790
Proceeds from Related Party Debt							100	$ 200		20,182
Repayments of Related Party Debt								$ 60,787	$ 90,787	20,197
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners									49.00%
Due to Related Parties, Current		26,613					$ 26,613		$ 26,613	94,616
[custom:RelatedPartyDebtToEquitySwapValue]									1,647,150
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares											4,000
Salary and Wage, Officer, Excluding Cost of Good and Service Sold									1,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture							120,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture		30,490	$ 41,139	$ 412,200	$ 564,000		$ 71,629		1,037,568
Debt Instrument, Decrease, Forgiveness				$ 807,103
Payment for Management Fee									558,000	510,000
Accrued Bonuses, Current									976,200	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value									1,037,568	0
Financial Guarantee Insurance Contracts, Risk Management Activities, Mitigating Claim Liabilities, Accrued Liabilities										619,531
Accrued Salaries, Current		$ 80,730					$ 80,730		$ 92,229	$ 22,300
C E O [Member]
Related Party Transaction [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	$ 168,000
[custom:BonusPercentNetIncome-0]	3.00%
[custom:EmploymentAgreementTerm]	36 months								60 months
Deferred Compensation Arrangements, Overall, Description	The now five year employment agreement with Mr. Iglesias provides that we will compensate him with a salary of $17,000 monthly and he is eligible for quarterly bonus of 250,000 shares of our common stock. If we do not have the cash available, the agreement provides that Mr. Iglesias may convert his accrued salary/bonus into shares of our common stock or newly created Series A Preferred Stock. For common shares, the amount of accrued salary to be converted into shares must be determined by considering the average price per share of the Company’s common stock on the OTC Markets during the last 10 days and applying a discount of 25%.” For Series A Preferred Shares, the amount of accrued salary to be converted into shares is the per share conversion price for common shares multiplied by ten US Dollars ($10). Mr. Iglesias has a further right to convert any common shares under his control into Series A Preferred shares at any time at a rate of ten (10) common shares for each Series A Preferred share.
Chief Commercial Officer [Member]
Related Party Transaction [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	$ 120,000
[custom:BonusPercentNetIncome-0]	3.00%
[custom:EmploymentAgreementTerm]	36 months								60 months
Deferred Compensation Arrangements, Overall, Description	Silva is eligible for quarterly bonuses of 150,000 shares of our common stock. If we do not have the cash available, the agreement provides that Mr. Iglesias may convert his accrued salary/bonus into shares of our common stock at the average price of our common stock during the last 10 days after applying a discount of 25%.
C F O [Member]
Related Party Transaction [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold	$ 144,000
[custom:BonusPercentNetIncome-0]	3.00%
[custom:EmploymentAgreementTerm]	36 months
Deferred Compensation Arrangements, Overall, Description	The now five year employment agreement with Mr. Quintana provides that he is eligible for quarterly bonus of 200,000 shares of our common stock. If we do not have the cash available, the agreement provides that Mr. Quintana may convert his accrued salary/bonus into shares of our common stock or newly created Series A Preferred Stock. For common shares, the amount of accrued salary to be converted into shares must be determined by considering the average price per share of the Company’s common stock on the OTC Markets during the last 10 days and applying a discount of 25%.” For Series A Preferred Shares, the amount of accrued salary to be converted into shares is the per share conversion price for common shares multiplied by ten US Dollars ($10). Mr. Quintana has a further right to convert any common shares under his control into Series A Preferred shares at any time at a rate of ten (10) common shares for each Series A Preferred share.
Oscar Brito [Member]
Related Party Transaction [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture						2,000,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture						$ 300,000
Debt Instrument, Decrease, Forgiveness						43,375
Payments for Other Deposits						$ 15,000
Oscar Brito Ant Dilution [Member]
Related Party Transaction [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture						173,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture						$ 10,034
Directors [Member]
Related Party Transaction [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold						$ 3,000
Leandro Iglesias And Alvaro Cardona [Member]
Related Party Transaction [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture						1,000,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture						$ 70,000
Management Salary [Member]
Related Party Transaction [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture										10,851,199
C E O [Member]
Related Party Transaction [Line Items]
Increase (Decrease) in Notes Receivable, Related Parties									$ 220,674
Increase (Decrease) in Due to Officers and Stockholders									8,004
Shareholder [Member]
Related Party Transaction [Line Items]
Increase (Decrease) in Notes Receivable, Related Parties										$ 20,182
Allowance for Loan and Lease Losses, Write-offs										43,375
Proceeds from Collection of (Payments to Fund) Long-Term Loans to Related Parties										20,197
Related Party One [Member]
Related Party Transaction [Line Items]
Increase (Decrease) in Notes Receivable, Related Parties									220,674	18,888
Proceeds from Collection of (Payments to Fund) Long-Term Loans to Related Parties									226	2,088
C E O And C F O [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt									0	20,182
Repayments of Related Party Debt									90,787	20,197
Francisco Bunt [Member]
Related Party Transaction [Line Items]
Increase (Decrease) in Notes Payable, Related Parties									20,000
Repayments of Subordinated Short-Term Debt									20,000
Due to Related Parties, Current									$ 0	$ 60,000